CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
STOCKHOLDERS' EQUITY:
Common Stock, Par Value Per Share	$ 0.01	$ 0.01	$ 0.01
Common Stock, Shares Authorized	150,000,000	150,000,000	150,000,000
Common Stock, Shares, Issued	8,082,971	8,198,516	8,110,853
Common Stock, Shares, Outstanding	8,082,971	8,198,516	8,110,853